Expenses from Continuing Operations (Details) - Schedule of Consultants and Professional Services - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consultants and professional services
Taxation advisors	$ (2,811)	$ (21,242)
Strategy advisors	(17,551)
Company secretarial advisors		(4,075)
Legal fees	(1,271,313)	(282,020)
Accounting fees	(59,059)
General	(32,910)	(3,400)
Total consultants and professional services	$ (1,383,645)	$ (310,737)